Note 11 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2019	2020	2021
Income:
Net income / (loss)	16,497	(5,877,861)	31,153,821
Dividends to Series B preferred shares	(1,748,981)	(1,573,874)	(1,085,902)
Preferred deemed dividend	(185,665)	-	(665,287)
Net income / (loss) attributable to common shareholders	(1,918,149)	(7,451,735)	29,402,632
Weighted average common shares – outstanding, basic	2,251,439	2,275,062	2,528,507
Basic (loss) / earnings per share	(0.85)	(3.28)	11.63

Effect of dilutive securities:
Dilutive effect of non-vested shares	-	-	20,443
Weighted average common shares – outstanding, diluted	2,251,439	2,275,062	2,548,950
Diluted (loss) / earnings per share	(0.85)	(3.28)	11.54